Stock-Based Compensation And Employee Benefit Plans (Classification Of Stock-Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation	$ 25,269		$ 23,100		$ 15,178
Tax benefit associated with stock-based compensation expense	9,905	[1]	8,940	[1]	6,071	[1]
Reduction of net income	15,364		14,160		9,107
Recognized tax benefit related to stock-based compensation expense	39.20%		38.70%		40.00%
Cost Of Licenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation			1		1
Cost Of Revenue [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation	1,042		1,114		737
Sales And Marketing [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation	7,150		6,861		4,997
Research And Development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation	8,180		8,015		5,385
General And Administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation	$ 8,897		$ 7,109		$ 4,058

[1]	The recognized tax benefit related to stock-based compensation expense is estimated to be 39.2%, 38.7% and 40% in fiscal years 2011, 2010 and 2009, respectively. These rates approximate the blended Federal and State statutory tax rate after the benefit for state taxes which provides an accurate estimate of the current and deferred tax benefits ultimately received from stock-based compensation.